Debt - Schedule of outstanding short-term debt (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 USD ($)
Debt
Short-term bank loans	¥ 101,328	¥ 89,920	$ 13,943
Long-term debt, current portion	2,867	2,733	395
Total	¥ 104,195	¥ 92,653	$ 14,338
Minimum
Debt
Short-term loan annual interest rates	3.20%	3.20%	3.20%
Short-term loans term	6 months	6 months
Long-term debt, current portion annual interest rates	5.55%	5.55%	5.55%
Long-term debt, current portion term	3 years	3 years	3 years
Maximum
Debt
Short-term loan annual interest rates	5.00%	5.00%	5.00%
Short-term loans term	1 year	1 year
Long-term debt, current portion annual interest rates	10.46%	10.46%	10.46%
Long-term debt, current portion term	4 years 6 months	4 years 6 months	4 years 6 months
VIE
Debt
Short-term bank loans	¥ 94,195	¥ 92,653	$ 12,962